Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 85.1% of Net Assets

Non-Convertible Bonds — 83.8%
	ABS Car Loan — 0.1%
$270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	$272,028
	ABS Home Equity — 0.0%
82,807	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.506%, 9/19/2045(b)(c)	42,983
	Aerospace & Defense — 1.4%
545,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	562,628
255,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	265,283
630,000	TransDigm, Inc., 4.625%, 1/15/2029	625,823
800,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	830,145
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,340,650
190,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	194,964
260,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	265,002
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	94,186
		4,178,681
	Automotive — 1.8%
110,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	105,961
1,145,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	1,130,748
765,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(a)	767,156
756,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(a)	745,624
200,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	188,500
1,306,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	1,290,552
534,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	542,795
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	229,815
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	156,424
		5,157,575
	Banking — 0.7%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	341,240
1,610,000	Synchrony Financial, 7.250%, 2/02/2033	1,729,480
		2,070,720
	Brokerage — 1.5%
770,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	803,723
180,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	189,138
1,540,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,608,715
1,674,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	1,740,451
		4,342,027
	Building Materials — 0.4%
1,255,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,306,304
	Cable Satellite — 8.9%
3,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	3,142,110
1,135,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,126,019
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	593,232
1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	441,131
1,430,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,037,502
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	$878,108
1,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	634,925
2,950,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,347,213
1,765,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,788,723
175,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	177,064
2,675,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,733,988
3,005,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,914,091
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	422,153
1,975,000	DISH DBS Corp., 7.750%, 7/01/2026	1,950,961
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	213,360
5,180,457	EchoStar Corp., 10.750%, 11/30/2029	5,728,555
		26,129,135
	Chemicals — 2.6%
1,745,000	Ashland, Inc., 3.375%, 9/01/2031(a)	1,596,154
154,000	Chemours Co., 4.625%, 11/15/2029(a)	139,251
2,380,000	Chemours Co., 5.750%, 11/15/2028(a)	2,314,575
805,000	Hercules LLC, 6.500%, 6/30/2029	806,312
1,485,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(a)	1,475,242
1,445,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(a)	1,430,834
		7,762,368
	Construction Machinery — 0.7%
155,000	United Rentals North America, Inc., 3.750%, 1/15/2032	145,419
1,440,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,373,336
630,000	United Rentals North America, Inc., 4.000%, 7/15/2030	610,708
35,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	36,459
		2,165,922
	Consumer Cyclical Services — 0.9%
2,850,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,693,138
45,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	46,386
		2,739,524
	Consumer Products — 0.2%
345,000	Acushnet Co., 5.625%, 12/01/2033(a)	348,876
395,000	Whirlpool Corp., 6.500%, 6/15/2033	383,034
		731,910
	Diversified Manufacturing — 1.4%
770,000	Esab Corp., 6.250%, 4/15/2029(a)	791,727
2,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	2,255,291
900,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	921,180
		3,968,198
	Electric — 1.4%
135,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	135,364
428,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	432,353
530,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	540,493
1,435,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(a)	1,463,576
1,601,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	1,586,184
		4,157,970
	Environmental — 0.7%
505,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	505,494
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	406,504
500,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	493,200

Principal Amount	Description	Value (†)

	Environmental — continued
$305,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	$299,915
230,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	241,309
		1,946,422
	Finance Companies — 2.2%
1,740,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,823,228
975,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,029,521
330,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	341,736
295,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	310,536
1,035,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,111,649
1,040,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,090,802
855,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	867,645
		6,575,117
	Financial Other — 0.5%
946,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	902,731
207,000	Burford Capital Global Finance LLC, 9.250%, 7/01/2031(a)	213,129
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	3,500
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	3,587
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	15,208
226,880	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	8,042
49,972	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	1,183
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	1,250
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	1,528
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	192,320
103,666	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(g)	2,173
173,545	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(g)	3,271
209,177	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(g)	3,138
315,150	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(g)	4,841
296,583	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(g)	4,251
70,911	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(g)	1,595
6,050	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(g)	200
71,065	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(g)	1,116
263,540	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(g)	3,742
62,893	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(g)	63
66,841	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(g)	1,587
116,395	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(g)	2,328
155,360	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(g)	3,107
Principal Amount	Description	Value (†)

	Financial Other — continued
$217,938	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(g)	$2,722
81,204	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(g)	8,120
		1,384,732
	Food & Beverage — 1.8%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	258,259
150,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	145,097
1,305,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,243,244
390,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(a)	389,007
2,025,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,979,807
1,073,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	1,017,254
230,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	223,966
80,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	80,800
		5,337,434
	Gaming — 0.6%
1,625,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,666,537
	Health Care REITs — 0.2%
605,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032, (a)	646,100
	Health Insurance — 1.7%
1,365,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,266,571
1,681,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,526,646
535,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	545,414
1,525,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,566,221
		4,904,852
	Healthcare — 2.2%
1,080,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	1,032,756
745,000	DaVita, Inc., 3.750%, 2/15/2031(a)	688,285
180,000	DaVita, Inc., 4.625%, 6/01/2030(a)	175,030
975,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	916,845
910,000	Hologic, Inc., 3.250%, 2/15/2029(a)	896,870
85,000	Hologic, Inc., 4.625%, 2/01/2028(a)	84,996
890,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	872,603
290,000	Owens & Minor, Inc., 6.625%, 4/01/2030(a)	183,840
1,465,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	1,530,394
		6,381,619
	Home Construction — 2.1%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(b)(e)	—
980,000	Mattamy Group Corp., 6.000%, 12/15/2033(a)	971,293
1,295,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,302,807
345,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	351,162
3,345,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,441,644
		6,066,906
	Independent Energy — 4.3%
575,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	582,051
2,785,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,880,016
1,915,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	2,007,035
1,675,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	1,737,647
150,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	142,343
655,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	635,037
150,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	147,938
35,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	35,185

Principal Amount	Description	Value (†)

	Independent Energy — continued
$1,038,000	Matador Resources Co., 6.250%, 4/15/2033(a)	$1,039,381
420,000	Matador Resources Co., 6.500%, 4/15/2032(a)	425,949
1,387,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,400,308
616,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	607,319
880,000	SM Energy Co., 6.750%, 8/01/2029(a)	886,461
		12,526,670
	Industrial Other — 1.2%
495,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	486,573
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	379,487
190,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	193,898
2,537,000	TopBuild Corp., 5.625%, 1/31/2034(a)	2,566,395
		3,626,353
	Leisure — 1.1%
1,695,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,602,369
1,550,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	1,616,929
		3,219,298
	Life Insurance — 0.7%
2,175,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	2,196,716
	Lodging — 3.1%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,805,505
205,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	196,201
395,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	397,713
2,692,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,759,265
1,835,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,753,174
882,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	863,274
695,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	677,665
624,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	633,391
		9,086,188
	Media Entertainment — 2.9%
1,220,000	Discovery Communications LLC, 3.625%, 5/15/2030	1,123,172
530,000	Discovery Communications LLC, 6.350%, 6/01/2040	438,976
1,440,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,297,242
264,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	216,401
382,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	334,474
304,000	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	292,837
1,920,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,782,498
2,877,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,525,488
635,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	448,507
		8,459,595
	Metals & Mining — 3.0%
795,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	807,501
420,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	434,999
370,000	Commercial Metals Co., 3.875%, 2/15/2031	351,335
925,000	Commercial Metals Co., 4.125%, 1/15/2030	898,160
880,000	Commercial Metals Co., 4.375%, 3/15/2032	845,548
299,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	305,737
424,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	434,666
1,090,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,147,785
502,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	485,496
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$615,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	$456,896
175,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	178,728
2,210,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,319,396
		8,666,247
	Midstream — 5.5%
2,465,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(a)	2,483,638
1,620,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,602,696
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	535,735
1,350,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,441,064
884,000	Sunoco LP, 5.625%, 3/15/2031(a)	890,477
504,000	Sunoco LP, 7.250%, 5/01/2032(a)	532,897
135,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	115,751
77,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	70,068
2,910,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	2,298,116
68,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	69,247
2,092,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	2,142,710
4,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	4,087
1,080,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,106,234
2,140,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,312,272
565,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	618,649
		16,223,641
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
91,505	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.365%, 11/15/2031(a)(c)(f)	14,088
320,265	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.365%, 11/15/2031(a)(c)(f)	16,452
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.709%, 5/10/2047(a)(c)	545,295
383,003	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	367,679
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	628,860
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.166%, 8/10/2044(a)(c)	99,048
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.859%, 7/10/2046(a)(c)	92,813
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.572%, 6/10/2047(a)(c)(f)	22,097
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(c)	441,185
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.280%, 10/15/2030(a)(c)(f)	32,447
91,798	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(c)	55,493

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	$3,200
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	1,750
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.099%, 11/15/2059(c)	128,749
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(c)	57,103
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.984%, 6/15/2044(a)(c)	193,725
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(c)	466,389
		3,166,373
	Oil Field Services — 1.9%
512,000	Oceaneering International, Inc., 6.000%, 2/01/2028	517,748
380,000	Oceaneering International, Inc., 6.000%, 2/01/2028	384,266
242,231	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	248,113
422,250	Transocean International Ltd., 8.750%, 2/15/2030(a)	441,212
198,333	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	202,554
2,132,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	2,144,856
1,729,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,770,690
		5,709,439
	Packaging — 1.7%
1,205,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,158,587
3,824,000	Ball Corp., 5.500%, 9/15/2033	3,898,157
		5,056,744
	Pharmaceuticals — 2.7%
2,080,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,861,600
679,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	703,335
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	409,461
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,476,570
320,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	323,616
300,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	314,853
790,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	869,022
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	230,288
655,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	679,382
		7,868,127
	Property & Casualty Insurance — 4.9%
2,400,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,473,648
1,180,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,224,221
392,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	403,138
696,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(a)	704,141
3,420,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,585,373
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$2,230,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	$2,310,497
739,000	Jones Deslauriers Insurance Management, Inc., 6.875%, 10/01/2033(a)	713,573
1,030,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	689,976
1,185,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,227,954
980,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,001,333
		14,333,854
	Restaurants — 2.7%
1,540,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,518,058
1,490,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,419,082
460,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	457,100
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	30,546
1,115,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,144,638
1,110,000	Yum! Brands, Inc., 3.625%, 3/15/2031	1,049,995
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	284,198
1,980,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	1,981,574
		7,885,191
	Retailers — 2.2%
2,515,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	2,466,561
360,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	376,990
1,025,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	962,029
2,310,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	2,350,851
150,000	Wayfair LLC, 7.750%, 9/15/2030(a)	159,819
		6,316,250
	Technology — 10.2%
949,000	Block, Inc., 6.500%, 5/15/2032	986,827
936,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	953,300
275,000	CommScope LLC, 9.500%, 12/15/2031(a)	277,761
40,000	Entegris, Inc., 3.625%, 5/01/2029(a)	38,426
315,000	Entegris, Inc., 4.375%, 4/15/2028(a)	312,694
2,384,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	2,448,719
1,551,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	1,536,673
295,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	282,870
640,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	538,402
1,165,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	1,149,878
1,140,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,086,713
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	730,046
345,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	340,827
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	210,578
855,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	856,461
298,000	Open Text Corp., 3.875%, 12/01/2029(a)	282,811
2,315,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	2,212,726
975,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	909,581
1,463,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(a)	1,482,513
1,321,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,339,150
780,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	764,348

Principal Amount	Description	Value (†)

	Technology — continued
$959,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	$911,050
145,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	148,270
900,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	927,779
140,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	148,461
800,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	780,554
1,909,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,791,551
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	527,418
265,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	277,474
1,434,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	1,477,376
2,085,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	2,155,315
2,087,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,982,139
		29,868,691
	Wirelines — 0.6%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	465,477
1,355,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,294,025
		1,759,502
	Total Non-Convertible Bonds (Identified Cost $248,025,504)	245,903,943

Convertible Bonds — 1.3%
	Cable Satellite — 0.6%
543,146	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	1,814,108
	Consumer Cyclical Services — 0.1%
63,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	65,803
49,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	55,272
56,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	54,824
62,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	80,414
		256,313
	Diversified Manufacturing — 0.0%
33,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	54,103
52,000	Itron, Inc., 1.375%, 7/15/2030	52,553
		106,656
	Electric — 0.1%
31,000	Evergy, Inc., 4.500%, 12/15/2027	37,727
58,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	62,408
50,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	53,375
		153,510
	Financial Other — 0.1%
52,000	IREN Ltd., Zero Coupon, 7/01/2031(a)	38,506
61,642	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	617
77,056	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	385
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	462
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	462
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	193
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	193
Principal Amount	Description	Value (†)

	Financial Other — continued
$290,733	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	$727
616,362	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	34,436
442,344	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	69,121
326,845	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	69,817
322,104	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	2,596
63,170	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	544
		218,059
	Food & Beverage — 0.0%
61,000	Post Holdings, Inc., 2.500%, 8/15/2027	65,636
	Independent Energy — 0.0%
18,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	17,343
	Industrial Other — 0.0%
46,000	Fluor Corp., 1.125%, 8/15/2029	52,403
16,000	Granite Construction, Inc., 3.750%, 5/15/2028	40,592
		92,995
	Leisure — 0.0%
49,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	54,543
	Media Entertainment — 0.0%
17,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	19,295
	Midstream — 0.0%
33,000	UGI Corp., 5.000%, 6/01/2028	46,761
	Pharmaceuticals — 0.0%
27,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	27,742
	Retailers — 0.0%
46,000	Burlington Stores, Inc., 1.250%, 12/15/2027	68,126
15,000	Freshpet, Inc., 3.000%, 4/01/2028	17,535
		85,661
	Technology — 0.4%
32,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	34,784
20,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	17,730
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	106,850
52,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	47,418
75,000	Guidewire Software, Inc., 1.250%, 11/01/2029	82,462
12,000	InterDigital, Inc., 3.500%, 6/01/2027	49,446
41,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	50,984
78,000	Nutanix, Inc., 0.500%, 12/15/2029	75,231
83,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	81,547
16,000	Seagate HDD Cayman, 3.500%, 6/01/2028	53,736
46,000	Snowflake, Inc., Zero Coupon, 10/01/2029	71,024
29,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	29,319
57,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	50,360
84,000	Wolfspeed, Inc., 2.500%, 6/15/2031	124,425

Principal Amount	Description	Value (†)

	Technology — continued
$57,000	Wolfspeed, Inc., 2.500%, 6/15/2031(a)	$84,431
72,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	67,356
		1,027,103
	Total Convertible Bonds (Identified Cost $3,428,459)	3,985,725
	Total Bonds and Notes (Identified Cost $251,453,963)	249,889,668

Senior Loans — 7.0%
	Automotive — 0.0%
216,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(e)	438
286,974	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)	583
94,723	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(c)(g)(h)	17,050
		18,071
	Brokerage — 0.2%
520,414	Advisor Group, Inc., 2025 Term Loan, 6 mo. USD SOFR + 3.000%, 6.595%, 7/30/2032(c)(h)	522,267
	Consumer Cyclical Services — 1.3%
1,245,162	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.198%, 10/31/2031(c)(h)	1,212,477
2,540,312	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.466%, 3/15/2030(c)	2,513,841
		3,726,318
	Healthcare — 2.2%
1,806,590	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(i)	1,822,849
1,806,154	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 7.966%, 1/15/2031(c)(h)	1,822,409
18,607	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(j)	18,653
26,675	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(c)(h)	26,741
350,955	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(c)(h)	351,822
551,367	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 6.922%, 4/18/2031(c)(h)	555,331
566,214	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.422%, 12/12/2028(c)(h)	568,903
192,105	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 12/10/2032(i)	192,586
1,267,895	U.S. Fertility Enterprises LLC, 2025 Term Loan, 12/10/2032(i)	1,271,065
		6,630,359
	Metals & Mining — 0.3%
312,667	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(j)	317,226
547,167	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.858%, 12/21/2029(c)(h)	555,145
		872,371
Principal Amount	Description	Value (†)

	Pharmaceuticals — 0.3%
$853,658	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.000%, 7.197%, 1/27/2032(c)(h)	$858,729
	Property & Casualty Insurance — 1.0%
978,183	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.716%, 11/06/2030(c)(h)	976,354
714,435	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(c)(h)	712,206
572,925	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.066%, 8/19/2028(c)(h)	573,641
557,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.422%, 5/06/2032(c)(h)	563,416
		2,825,617
	Retailers — 0.2%
705,666	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.701%, 9/17/2032(c)(h)	708,489
	Technology — 1.4%
713,175	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.750%, 8.466%, 12/17/2029(c)(h)	713,511
234,410	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(c)	235,122
2,175,000	Dayforce, Inc., 2025 Term Loan, 8/20/2032(i)	2,167,235
220,199	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.794%, 4/28/2028(c)(h)	194,876
256,669	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.151%, 7/03/2031(c)(h)	257,311
424,038	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.922%, 10/26/2030(c)(h)	423,101
		3,991,156
	Wireless — 0.1%
425,860	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 1/30/2031(c)(h)	428,628
	Total Senior Loans (Identified Cost $20,758,975)	20,582,005

Shares
Common Stocks— 2.4%
	Aerospace & Defense — 0.1%
324	General Electric Co.	99,802
314	Howmet Aerospace, Inc.	64,376
		164,178
	Air Freight & Logistics — 0.1%
1,595	United Parcel Service, Inc., Class B	158,208
	Banks — 0.1%
613	Citigroup, Inc.	71,531
451	PNC Financial Services Group, Inc.	94,137
2,552	U.S. Bancorp	136,175
		301,843
	Biotechnology — 0.3%
561	AbbVie, Inc.	128,183
11,746	BioMarin Pharmaceutical, Inc.(f)	698,065
1,001	Gilead Sciences, Inc.	122,862
		949,110

Shares	Description	Value (†)
	Capital Markets — 0.2%
360	Blackstone, Inc.	$55,490
491	CME Group, Inc.	134,082
255	Moody's Corp.	130,267
1,094	Morgan Stanley	194,218
		514,057
	Chemicals — 0.0%
2,112	Corteva, Inc.	141,567
	Consumer Staples Distribution & Retail — 0.0%
143	Costco Wholesale Corp.	123,315
	Containers & Packaging — 0.1%
827	Packaging Corp. of America	170,552
	Electric Utilities — 0.1%
1,611	Duke Energy Corp.	188,825
	Electrical Equipment — 0.0%
1,043	Emerson Electric Co.	138,427
	Electronic Equipment, Instruments & Components — 0.0%
535	Amphenol Corp., Class A	72,300
	Energy Equipment & Services — 0.0%
90	McDermott International Ltd.(f)	1,877
	Financial Services — 0.1%
386	Mastercard, Inc., Class A	220,360
	Health Care Providers & Services — 0.0%
186	Elevance Health, Inc.	65,202
165	UnitedHealth Group, Inc.	54,468
		119,670
	Hotels, Restaurants & Leisure — 0.1%
29	Booking Holdings, Inc.	155,305
346	Royal Caribbean Cruises Ltd.	96,506
		251,811
	Household Durables — 0.0%
439	Garmin Ltd.	89,051
	Household Products — 0.2%
1,405	Colgate-Palmolive Co.	111,023
2,057	Kimberly-Clark Corp.	207,531
1,249	Procter & Gamble Co.	178,994
		497,548
	Interactive Media & Services — 0.1%
611	Alphabet, Inc., Class A	191,243
	Media — 0.1%
5,428	Comcast Corp., Class A	162,243
57,592	Optimum Communications, Inc., Class A(f)	95,027
		257,270
	Metals & Mining — 0.0%
1,073	Kinross Gold Corp.	30,216
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(f)	3,165
1,586	Exxon Mobil Corp.	190,859
2,515	Williams Cos., Inc.	151,177
		345,201
	Pharmaceuticals — 0.2%
4,086	Bristol-Myers Squibb Co.	220,399
2,638	Merck & Co., Inc.	277,676
		498,075
Shares	Description	Value (†)
	Real Estate Management & Development — 0.0%
76,409	Kaisa Group Holdings Ltd.(f)	$947
182,087	Times China Holdings Ltd.(f)	2,398
75,564	Yuzhou Group Holdings Co. Ltd.(f)	1,020
		4,365
	Retail REITs — 0.1%
958	Simon Property Group, Inc.	177,335
	Semiconductors & Semiconductor Equipment — 0.1%
82	ASML Holding NV	87,729
308	Broadcom, Inc.	106,599
182	Lam Research Corp.	31,155
296	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	89,951
5,954	Wolfspeed, Inc.(f)	103,659
		419,093
	Software — 0.2%
461	Microsoft Corp.	222,949
1,019	Salesforce, Inc.	269,943
798	SAP SE, ADR	193,842
		686,734
	Specialty Retail — 0.1%
1,302	TJX Cos., Inc.	200,000
	Technology Hardware, Storage & Peripherals — 0.0%
546	Apple, Inc.	148,436
	Total Common Stocks (Identified Cost $9,056,954)	7,060,667

Principal Amount
Equity-Linked Notes — 0.9%
$467,595	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	476,622
457,955	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	381,423
355,621	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	384,425
464,246	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	415,386
456,807	BNP Paribas Issuance BV, (Eaton Corp. PLC), 16.040%, 1/06/2026(a)	443,627
441,640	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	472,281
	Total Equity-Linked Notes (Identified Cost $2,643,864)	2,573,764

Shares	Description	Value (†)
Preferred Stocks — 0.1%

Convertible Preferred Stocks — 0.1%
	Aerospace & Defense — 0.1%
3,779	Boeing Co., 6.000%	$260,978
	Brokerage — 0.0%
250	Apollo Global Management, Inc., 6.750%	18,880
	Electric — 0.0%
1,356	PG&E Corp., Series A, 6.000%	55,596
	Total Convertible Preferred Stocks (Identified Cost $270,125)	335,454
	Total Preferred Stocks (Identified Cost $270,125)	335,454

Other Investments — 0.0%
	Professional Services — 0.0%
918,139	CFLD Cayman Trust Units(b)(f) (Identified Cost $4,428)	4,598

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(b)(f)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(b)(f)	—
	Total Warrants (Identified Cost $35,225)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 5.7%
$10,293,938	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $10,295,167 on 1/02/2026 collateralized by $10,456,200 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $10,499,991 including accrued interest(k)	$10,293,938
3,978,000	U.S. Treasury Bills, 3.510%–3.527%, 4/07/2026(l)(m)	3,941,006
2,322,000	U.S. Treasury Bills, 3.745%, 1/15/2026(m)(n)	2,319,033
	Total Short-Term Investments (Identified Cost $16,553,292)	16,553,977
	Total Investments — 101.2% (Identified Cost $300,776,826)	297,000,133
	Other assets less liabilities — (1.2)%	(3,447,426)
	Net Assets — 100.0%	$293,552,707

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$211,646,994 or 72.1% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	100	$20,886,797	$20,878,906	$(7,891)

At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	104	$11,400,279	$11,367,687	$32,592
CBOT U.S. Long Bond Futures	3/20/2026	12	1,407,740	1,387,125	20,615
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	7	845,981	826,000	19,981
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	21	2,436,517	2,415,328	21,189
Total					$94,377
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$42,983	$42,983
Home Construction	—	6,066,906	—	6,066,906
Non-Agency Commercial Mortgage-Backed Securities	—	3,161,423	4,950	3,166,373
All Other Non-Convertible Bonds(a)	—	236,627,681	—	236,627,681
Total Non-Convertible Bonds	—	245,856,010	47,933	245,903,943
Convertible Bonds(a)	—	3,985,725	—	3,985,725
Total Bonds and Notes	—	249,841,735	47,933	249,889,668
Senior Loans(a)	—	20,582,005	—	20,582,005
Common Stocks
Real Estate Management & Development	1,020	3,345	—	4,365
All Other Common Stocks(a)	7,056,302	—	—	7,056,302
Total Common Stocks	7,057,322	3,345	—	7,060,667
Equity-Linked Notes	—	2,573,764	—	2,573,764
Preferred Stocks(a)	335,454	—	—	335,454
Other Investments
Professional Services	—	—	4,598	4,598
Warrants	—	—	—	—
Short-Term Investments	—	16,553,977	—	16,553,977
Total Investments	7,392,776	289,554,826	52,531	297,000,133
Futures Contracts (unrealized appreciation)	94,377	—	—	94,377
Total	$7,487,153	$289,554,826	$52,531	$297,094,510

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(7,891)	$ —	$ —	$(7,891)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or December 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$52	$(133)	$ —	$(182)	$43,246	$ —	$42,983	$(133)
Home Construction	—	—	—	—	—	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	4,950	—	—	—	—	—	—	—	4,950	—
Other Investments
Professional Services	4,514	—	—	84	—	—	—	—	4,598	84
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$9,464	$ —	$52	$(49)	$ —	$(182)	$43,246	$ —	$52,531	$(49)

A debt security valued at $43,246 was transferred from Level 2 to Level 3 during the period ended December 31, 2025. At September 30, 2025, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.